Intangible assets - Schedule of Allocation of Intangible Assets to Each Cash Generating Unit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	$ 592,823	$ 257,858
Precision Medicine | TLX591-Px (Illuccix®)
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	2,511	4,304
Precision Medicine | TLX66-CDx
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	513	475
Precision Medicine | TLX300-CDx
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	134	0
Precision Medicine | Patents
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	372	318
Precision Medicine | SENSEI
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	36,641	33,826
Precision Medicine | Dedicaid, QDOSE
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	3,091	2,300
Therapeutics | TLX101
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	1,356	1,209
Therapeutics | TLX090-Tx
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	92,762	92,762
Therapeutics | TLX591
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	12,079	11,195
Therapeutics | TLX66
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	10,902	10,629
Therapeutics | TLX300
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	4,560	4,226
Therapeutics | TLX400-Tx
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	11,771	0
Therapeutics | Telix Targeting Technology
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	66,970	0
Manufacturing Solutions | ARTMS
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	85,209	76,554
Manufacturing Solutions | RLS | Indefinite
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	143,660	0
Manufacturing Solutions | RLS | Definite
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	99,741	0
Manufacturing Solutions | IsoTherapeutics
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	12,027	12,271
Manufacturing Solutions | Brussels South and Sacramento
Disclosure of information for cash-generating units [abstract]
Intangible assets other than goodwill	$ 8,524	$ 7,789